Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Expense [Abstract]
Income tax expense – current	$ 800	$ 1,600	$ 800	$ 1,600
Income tax benefit – current
Total income tax expense	$ 800	$ 1,600	$ 800	$ 1,600